Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2022			2021
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts

Swaps (1)	7,176	(4,249)	2,927	6,132	(4,323)	1,809
Forward rate agreements	437	(120)	317	42	(105)	(63)
Purchased options	3,157	–	3,157	641	–	641
Written options	–	(2,391)	(2,391)	–	(520)	(520)
Futures	16	(27)	(11)	–	(3)	(3)
Foreign Exchange Contracts (2)
Cross-currency swaps	1,688	(2,096)	(408)	1,438	(1,207)	231
Cross-currency interest rate swaps	10,722	(11,254)	(532)	8,595	(5,827)	2,768
Forward foreign exchange contracts	8,387	(7,267)	1,120	3,505	(3,925)	(420)
Purchased options	1,096	–	1,096	381	–	381
Written options	–	(1,151)	(1,151)	–	(384)	(384)
Commodity Contracts
Swaps	4,198	(1,725)	2,473	5,916	(1,256)	4,660
Purchased options	1,851	–	1,851	1,383	–	1,383
Written options	–	(1,627)	(1,627)	–	(815)	(815)
Futures	275	(237)	38	319	(120)	199
Equity Contracts	6,473	(14,584)	(8,111)	5,998	(9,383)	(3,385)
Credit Contracts
Purchased	27	(3)	24	–	(3)	(3)
Written	34	(72)	(38)	–	(4)	(4)
Total fair value – trading derivatives	45,537	(46,803)	(1,266)	34,350	(27,875)	6,475
Hedging
Interest Rate Contracts (3)
Cash flow hedges – swaps	41	(6,824)	(6,783)	354	(1,166)	(812)
Fair value hedges – swaps	1,935	(2,987)	(1,052)	903	(662)	241
Total swaps	1,976	(9,811)	(7,835)	1,257	(1,828)	(571)
Foreign Exchange Contracts (4)
Cash flow hedges (1)	629	(3,342)	(2,713)	1,020	(1,112)	(92)
Net investment hedges	–	–	–	46	–	46
Total foreign exchange contracts	629	(3,342)	(2,713)	1,066	(1,112)	(46)
Equity Contracts
Cash flow hedges	18	–	18	40	–	40
Total equity contracts	18	–	18	40	–	40
Total fair value – hedging derivatives (5)	2,623	(13,153)	(10,530)	2,363	(2,940)	(577)
Total fair value – trading and hedging derivatives	48,160	(59,956)	(11,796)	36,713	(30,815)	5,898
Less: impact of master netting agreements	(31,878)	31,878	–	(20,952)	20,952	–
Total	16,282	(28,078)	(11,796)	15,761	(9,863)	5,898

(1)	Includes derivatives entered in t o in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
(3)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2022 (we held no bond futures as at October 31, 2021).
(4)	Includes the fair value of USD-EUR cross-currency swaps in fair value hedges rounded down to $nil million as at October 31, 2022 (we held no USD-EUR cross-currency swaps as at October 31, 2021).
(5)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2022			2021
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps (1)	–	5,683,145	5,683,145	–	3,976,428	3,976,428
Forward rate agreements	–	22,397	22,397	–	147,657	147,657
Purchased options	23,854	98,113	121,967	10,611	69,491	80,102
Written options	11,073	87,941	99,014	3,621	68,155	71,776
Futures	401,965	–	401,965	232,972	–	232,972
Total interest rate contracts	436,892	5,891,596	6,328,488	247,204	4,261,731	4,508,935
Foreign Exchange Contracts (2)
Cross-currency swaps	–	53,837	53,837	–	45,482	45,482
Cross-currency interest rate swaps	–	578,685	578,685	–	506,791	506,791
Forward foreign exchange contracts	–	481,773	481,773	–	489,081	489,081
Purchased options	1,127	72,733	73,860	1,762	54,145	55,907
Written options	5,421	74,041	79,462	4,735	54,147	58,882
Futures	1,032	–	1,032	222	–	222
Total foreign exchange contracts	7,580	1,261,069	1,268,649	6,719	1,149,646	1,156,365
Commodity Contracts
Swaps	–	24,525	24,525	–	28,892	28,892
Purchased options	34,177	5,686	39,863	10,020	4,526	14,546
Written options	34,245	5,011	39,256	11,000	3,132	14,132
Futures	44,836	–	44,836	39,448	–	39,448
Total commodity contracts	113,258	35,222	148,480	60,468	36,550	97,018
Equity Contracts	162,102	104,825	266,927	106,302	98,962	205,264
Credit Contracts
Purchased	–	16,771	16,771	–	12,358	12,358
Written	–	11,099	11,099	–	5,158	5,158
Total	719,832	7,320,582	8,040,414	420,693	5,564,405	5,985,098

(1)	Includes derivatives entered in t o in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(2)	Gold contracts are included with foreign exchange contracts.
Table excludes loan commitment derivatives with notionals of $4,183 million ($5,613 million as at October 31, 2021).

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity

		Remaining term to maturity					2022	2021
(Canadian $ in millions, except as noted)		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		54,197	29,562	41,475	41,028	1,683	167,945	94,152
Average fixed interest rate		3.87%	3.37%	2.30%	2.56%	2.42%	3.06%	1.06%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair (3)	Notional amount	33,018	12,436	9,943	6,979	327	62,703	38,292
	Average fixed interest rate	0.60%	2.10%	2.45%	1.58%	3.42%	1.31%	1.91%
	Average exchange rate: CAD-USD	1.3329	1.3076	1.2757	1.3407	1.3076	1.3196	1.3137
CAD-EUR pair	Notional amount	6,710	1,924	8,756	1,839	200	19,429	14,517
	Average fixed interest rate	1.76%	2.41%	3.12%	1.89%	2.97%	2.47%	2.10%
	Average exchange rate: CAD-EUR	1.4919	1.5395	1.3904	1.4711	1.4870	1.4489	1.5078
Other currency pairs (4)	Notional amount (5)	1,801	2,077	3,621	143	76	7,718	10,055
	Average fixed interest rate	3.15%	2.35%	1.96%	4.33%	5.24%	2.42%	2.39%
	Average exchange rate: CAD-Non USD/EUR	1.0536	1.2744	1.6947	0.1500	0.9038	1.3956	1.4606
Equity price risk – Total return swap (6)
Notional amount		–	455	–	–	–	455	515
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (7)		31,073	31,604	24,011	14,692	2,291	103,671	80,711
Average fixed interest rate		2.85%	2.01%	2.28%	2.56%	2.90%	2.42%	1.21%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		109	–	–	–	–	109	–
Average price in dollars		104	–	–	–	–	104	–
Foreign exchange risk – Cross-currency swaps
USD-EUR pair	Notional amount (8)	–	19	–	–	–	19	–
	Average fixed interest rate	–	3.25%	–	–	–	3.25%	–
	Average exchange rate: USD-EUR	–	0.9706	–	–	–	0.9706	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-GBP pair	Notional amount	–	–	–	–	–	–	1,285
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		1,251	–	–	–	–	1,251	5,964
GBP denominated deposit – carrying amount		–	–	–	–	–	–	728

(1)
The notional amount of the interest rate swaps likely subject to IBOR reform was $22,689 million of USD LIBOR maturing after June 30, 2023 and $49,560 million
of CDOR maturing after June 28, 2024, as at October 31, 2022. We had a notional amount of $35,519 million as at October 31, 2021, likely subject to USD
IBOR
 reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EURO-USD
cross-currency swap split into
EURO-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)	Includes derivatives entered in t o in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(4)
Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP, CAD-HKD, CAD-JPY, or CAD-NOK cross-currency swaps where applicable. The notional amount of the cross-currency swaps likely subject to IBOR reform was $
nil million of USD LIBOR maturing after June 30, 2023 and $nil million of CDOR maturing after June 28, 2024 as at October 31, 2022. We had a notional amount of $nil million of USD LIBOR as at October 31, 2021, likely subject to IBOR reform that were to mature after
 December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

(5)
The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $nil million of GBP LIBOR as at October 31, 2022 ($718 million as at October 31, 2021).

(6)	The notional amount of the total return swaps likely subject to IBOR reform that mature after June 28, 2024 was $455 million of CDOR as at October 31, 2022.
(7)
The notional amount of the interest rate swaps likely subject to IBOR reform was $31,455 million of USD LIBOR maturing after June 30, 2023 and $21,043 million of CDOR maturing after June 28, 2024 as at October 31, 2022. We had a notional amount of $43,642 million of USD LIBOR as at October 31, 2021, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments. The notional amount of GBP LIBOR interest rate swaps that mature after December 31, 2021 was $nil million as at October 31, 2022 ($nil million as at October 31, 2021).

(8)
The notional amount of the cross-currency swaps likely subject to IBOR reform was $nil million of USD LIBOR maturing after June 30, 2023 and $nil million of CDOR maturing after June 28, 2024 as at October 31, 2022. We had a notional amount of $nil million of USD LIBOR as at October 31, 2021, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness

(Canadian $ in millions)					2022
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash Flow Hedges
Interest rate risk – Interest rate swaps	41	(6,824)	(8,481)	8,588	(33)
Foreign exchange risk – Cross-currency swaps, foreign exchange forwards and options (3)	629	(3,342)	1,684	(1,684)	–
Equity price risk – Total return swaps	18	–	(29)	29	–
	688	(10,166)	(6,826)	6,933	(33)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps, foreign exchange forwards and options	–	–	429	(429)	–
Foreign exchange risk – Deposit liabilities	–	(1,251)	(886)	886	–
Total	688	(11,417)	(7,283)	7,390	(33)

					2021
Cash Flow Hedges
Interest rate risk – Interest rate swaps	354	(1,166)	(2,467)	2,447	(5)
Foreign exchange risk – Cross-currency swaps, foreign exchange forwards and options	1,020	(1,112)	276	(276)	–
Equity price risk – Total return swaps	40	–	313	(313)	–
	1,414	(2,278)	(1,878)	1,858	(5)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps, foreign exchange forwards and options	46	–	29	(29)	–
Foreign exchange risk – Deposit liabilities	–	(6,692)	647	(647)	–
Total	1,460	(8,970)	(1,202)	1,182	(5)

(1)	Represents unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.
(3)	Includes derivatives entered in t o in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis

(Canadian $ in millions)						2022
		Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income		Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2021			Balance October 31, 2022 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	578	(8,448)	(334)	(8,204)	(6,713)	(1,491)
Foreign exchange risk (3)	(483)	1,684	22	1,223	1,168	55
Equity price risk	179	(29)	(117)	33	33	–
	274	(6,793)	(429)	(6,948)	(5,512)	(1,436)
Net Investment Hedges
Foreign exchange risk	(1,263)	(457)	(3)	(1,723)	(1,723)	–
Total	(989)	(7,250)	(432)	(8,671)	(7,235)	(1,436)

						2021
		Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income		Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2020			Balance October 31, 2021 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	3,529	(2,462)	(489)	578	(921)	1,499
Foreign exchange risk	(759)	266	10	(483)	(483)	–
Equity price risk	(50)	313	(84)	179	179	–
	2,720	(1,883)	(563)	274	(1,225)	1,499
Net Investment Hedges
Foreign exchange risk	(1,939)	676	–	(1,263)	(1,263)	–
Total	781	(1,207)	(563)	(989)	(2,488)	1,499

(1)	Tax balance related to cash flow hedge s accumulated other comprehensive income was $1,819 million as at October 31, 2022 ($ (89) million as at October 31, 2021).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $466 million as at October 31, 2022 ($341 million as at October 31, 2021).
(3)	Includes derivatives entered in t o in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness

(Canadian $ in millions)							2022
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	1,935	(2,987)	–	–	–	–	–	–
Securities and loans	–	–	2,633	(2,625)	8	36,394	(2,603)	122
Deposits, subordinated debt and other liabilities	–	–	(3,113)	3,128	15	(61,307)	2,841	425
Total	1,935	(2,987)	(480)	503	23	(24,913)	238	547

								2021
Fair V alue H edge (3)
Interest rate swaps	903	(662)	–	–	–	–	–	–
Securities and loans	–	–	1,649	(1,654)	(5)	49,789	156	62
Deposits, subordinated debt and other liabilities	–	–	(644)	638	(6)	(31,530)	(121)	(91)
Total	903	(662)	1,005	(1,016)	(11)	18,259	35	(29)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(3)
Includes
the fair value of USD-EUR cross-currency swaps and
bond futures
rounded
d
ow
n to $nil million as at October 31,
2022 (we held no USD-EUR cross-currency swaps and bond futures as at October 31,
2021).

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2022			2021
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	4,133	8,718	764	2,636	6,936	1,422
Forward rate agreements	943	1,773	430	667	2,545	826
Purchased options	48	170	46	16	72	81
Written options	4	131	67	20	105	70
	5,128	10,792	1,307	3,339	9,658	2,399
Exchange traded
Futures	231	359	7	71	141	3
Purchased options	159	227	5	2	4	–
Written options	7	11	–	2	4	–
	397	597	12	75	149	3
Total interest rate contracts	5,525	11,389	1,319	3,414	9,807	2,402
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,645	5,535	880	1,087	4,609	987
Forward foreign exchange contracts	2,250	8,339	1,237	769	6,649	883
Purchased options	321	681	183	93	270	104
Written options	2	88	30	11	115	38
	4,218	14,643	2,330	1,960	11,643	2,012
Exchange traded
Futures	–	2	–	1	2	–
Purchased options	–	2	–	15	22	–
Written options	7	10	–	26	37	1
	7	14	–	42	61	1
Total foreign exchange contracts	4,225	14,657	2,330	2,002	11,704	2,013
Commodity Contracts
Over-the-counter
Swaps	3,160	6,107	1,281	4,357	8,183	2,148
Purchased options	435	936	194	1,537	2,601	457
Written options	126	403	107	6	175	51
	3,721	7,446	1,582	5,900	10,959	2,656
Exchange traded
Futures	1,122	2,055	41	1,829	3,244	65
Purchased options	356	552	11	474	721	14
Written options	303	471	9	463	727	15
	1,781	3,078	61	2,766	4,692	94
Total commodity contracts	5,502	10,524	1,643	8,666	15,651	2,750
Equity Contracts
Over-the-counter	582	9,076	2,406	467	9,754	2,663
Exchange traded	1,580	3,888	78	3,873	7,938	159
Total equity contracts	2,162	12,964	2,484	4,340	17,692	2,822
Credit Contracts	97	562	103	277	721	79
Total	17,511	50,096	7,879	18,699	55,575	10,066

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Credit Risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2022	2021
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps (1)	2,458,155	1,520,032	829,127	878,514	268,933	5,954,761	4,151,291
Forward rate agreements, futures and options	418,903	166,623	37,057	19,511	3,358	645,452	532,507
Total interest rate contracts	2,877,058	1,686,655	866,184	898,025	272,291	6,600,213	4,683,798
Foreign Exchange Contracts (2)
Swaps	179,823	208,539	152,167	124,941	36,598	702,068	599,333
Forward foreign exchange contracts (1)	454,751	21,846	3,646	1,514	16	481,773	489,426
Futures	992	40	–	–	–	1,032	222
Options	139,587	12,230	1,505	–	–	153,322	114,789
Total foreign exchange contracts	775,153	242,655	157,318	126,455	36,614	1,338,195	1,203,770
Commodity Contracts
Swaps	12,320	10,426	1,661	118	–	24,525	28,892
Futures	25,521	17,094	2,193	28	–	44,836	39,448
Options	53,033	21,345	4,741	–	–	79,119	28,678
Total commodity contracts	90,874	48,865	8,595	146	–	148,480	97,018
Equity Contracts	192,539	59,957	13,709	967	210	267,382	205,780
Credit Contracts (3)	255	640	21,986	3,137	1,852	27,870	17,516
Total notional amount	3,935,879	2,038,772	1,067,792	1,028,730	310,967	8,382,140	6,207,882

(1)	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
(3)	Under the SA-CCR, excludes loan commitment derivatives.